Debt Maturities (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Debt Instrument [Line Items]
2013	$ 504.7
2014	146.9
2015	297.6
2016	392.2
2017	657.1
Thereafter	1,899.0
Total principal payments	3,897.5
Net discount and other	(99.4)
Total	$ 3,798.1	$ 3,159.4